Total
T. Rowe Price Emerging Markets Corporate Bond Fund
Emerging Markets Corporate Bond Fund
Investment Objective(s)
The fund seeks to provide high current income and, secondarily, capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Emerging Markets Corporate Bond Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Emerging Markets Corporate Bond Fund	Investor Class		I Class		Advisor Class
Management fees	0.70%		0.70%		0.70%
Distribution and service (12b-1) fees	none		none		0.25%
Other expenses	0.29%		0.09%	[1]	0.41%
Total annual fund operating expenses	0.99%		0.79%		1.36%
Fee waiver/expense reimbursement	(0.11%)	[2]	(0.04%)	[1]	(0.20%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.88%	[2]	0.75%	[1]	1.16%	[3]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[2]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.88%. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.88%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[3]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.16%. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.16%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Emerging Markets Corporate Bond Fund - USD ($)	Investor Class	I Class	Advisor Class
1 Year	$ 90	$ 77	$ 118
3 Years	304	248	411
5 Years	536	435	726
10 Years	$ 1,203	$ 974	$ 1,618

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41.2% of the average value of its portfolio.
Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East. The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the fund’s 80% investment policy. The fund relies on a classification by either JP Morgan or the International Monetary Fund to determine which countries are emerging markets.

While it is expected that the securities held by the fund will primarily be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The fund does not generally attempt to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar. Although the fund expects to generally maintain an intermediate-term weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Most of the fund’s investments are expected to be rated below investment grade (BB or lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price. However, the fund may purchase bonds of any credit quality and there are no overall limits on the fund’s holdings that are unrated or rated below investment grade. Investments in below investment-grade corporate bonds, also known as “junk” bonds, should be considered speculative.

The fund also uses interest rate futures in keeping with the fund’s objective.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. Issuers of junk bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Frontier markets Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity. Investor protections in frontier market countries may be limited and settlement procedures and custody services may prove inadequate in certain markets.

Investing in Latin America Many Latin American countries have histories of inflation, government overspending, political and economic instability, social unrest, high interest and unemployment rates, and extreme currency fluctuations. Many of these countries tend to be highly reliant on the exportation of commodities so their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Investing in Asia Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, particularly for certain commodities, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Derivatives The use of interest rate futures exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can experience reduced liquidity and become difficult to value and may involve leverage so that small changes produce disproportionate losses for the fund. The fund’s use of interest rate futures involves the risk that anticipated interest rate movements or evaluations of yield curves will not be accurately predicted, which could harm the fund’s performance.

Currency exposure Because the fund invests in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	12.80%	Worst Quarter	3/31/20	-13.34%

Average Annual Total Returns Periods ended December 31, 2022

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Emerging Markets Corporate Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class		(12.32%)	0.49%	2.25%			May 24, 2012
Investor Class | After Taxes on Distributions		(13.85%)	(1.24%)	0.39%
Investor Class | After Taxes on Distributions and Sales		(7.29%)	(0.31%)	0.91%
I Class		(12.21%)	0.66%		3.33%		Dec. 17, 2015
Advisor Class		(12.49%)	0.24%	2.08%			May 24, 2012
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified	J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (reflects no deduction for fees, expenses, or taxes)
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified		(12.26%)	1.08%	2.81%	3.22%	[1]
Lipper Emerging Market Hard Currency Debt Funds Average	Lipper Emerging Market Hard Currency Debt Funds Average
Lipper Emerging Market Hard Currency Debt Funds Average		(14.81%)	(1.32%)	0.45%	1.97%	[2]
[1]	Return since 12/17/15.
[2]	Return since 12/31/15.

Updated performance information is available through troweprice.com.